7. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	Year ended December 31,	Year ended December 31,
	2018	2017

Net operating loss carry forward	$(2,228,000)	$(264,000)
Non-deductible expenses	1,712,000	256,000
Net operation loss carry forward	(516,000)	(8,000)

	As of December 31, 2018	As of December 31, 2017
Deferred tax asset before valuation allowance	110,000	1,500
Valuation allowance	(110,000)	(1,500)
Net deferred tax asset	$–	$–